PW HEALTH SCIENCES FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)


                               SEMI ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                 JUNE 30, 2002

                         PW HEALTH SCIENCES FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)


                               SEMI ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                 JUNE 30, 2002


                                    CONTENTS




Statement of Assets, Liabilities and Members' Capital .........................1

Statement of Operations .......................................................2

Statements of Changes in Members' Capital .....................................3

Notes to Financial Statements .................................................4

                                                 PW HEALTH SCIENCES FUND, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2002

--------------------------------------------------------------------------------

ASSETS

Investments in funds, at value (cost $132,600,000)                $ 131,643,133
Cash and cash equivalents                                            11,198,482
Interest receivable                                                       9,759
--------------------------------------------------------------------------------

TOTAL ASSETS                                                        142,851,374
--------------------------------------------------------------------------------

LIABILITIES

Payables:
  Withdrawals payable                                                28,832,362
  Management fee                                                        123,216
  Administration fee                                                     44,066
  Professional fees                                                      50,913
  Miscellaneous                                                          10,737
--------------------------------------------------------------------------------

TOTAL LIABILITIES                                                    29,061,294
--------------------------------------------------------------------------------

NET ASSETS                                                          113,790,080
--------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                         $ 114,746,947
Accumulated net unrealized depreciation on investments                 (956,867)
--------------------------------------------------------------------------------

TOTAL MEMBERS' CAPITAL                                            $ 113,790,080
--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.  1

                                                                      PW HEALTH SCIENCES FUND, L.L.C.
                                                                              STATEMENT OF OPERATIONS
                                                                                           (UNAUDITED)
------------------------------------------------------------------------------------------------------

                                                                       SIX MONTHS ENDED JUNE 30, 2002

------------------------------------------------------------------------------------------------------

INVESTMENT INCOME

Interest                                                                                $      68,031
------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                                        68,031
------------------------------------------------------------------------------------------------------

EXPENSES

Management fee                                                                                754,584
Administration fee                                                                             98,440
Professional fees                                                                              79,381
Miscellaneous                                                                                  36,983
------------------------------------------------------------------------------------------------------

TOTAL EXPENSES                                                                                969,388
------------------------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                                          (901,357)
------------------------------------------------------------------------------------------------------

UNREALIZED GAIN (LOSS) FROM INVESTMENTS

Change in net unrealized appreciation/(depreciation) from investments                     (16,091,167)
------------------------------------------------------------------------------------------------------

NET UNREALIZED LOSS FROM INVESTMENTS                                                      (16,091,167)
------------------------------------------------------------------------------------------------------

DECREASE IN MEMBERS' CAPITAL
          DERIVED FROM OPERATIONS                                                       $ (16,992,524)
------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.  2

                                                                                                     PW HEALTH SCIENCES FUND, L.L.C.
                                                                                           STATEMENTS OF CHANGES IN MEMBERS' CAPITAL

------------------------------------------------------------------------------------------------------------------------------------

                                                                                SIX MONTHS ENDED
                                                                                  JUNE 30, 2002                  YEAR ENDED
                                                                                   (UNAUDITED)               DECEMBER 31, 2001
------------------------------------------------------------------------------------------------------------------------------------

FROM OPERATIONS

Net investment loss                                                                $    (901,357)                  $  (1,316,147)
Change in net unrealized appreciation/(depreciation)
          from investments                                                           (16,091,167)                       (472,593)
------------------------------------------------------------------------------------------------------------------------------------

DECREASE IN MEMBERS' CAPITAL
          DERIVED FROM OPERATIONS                                                    (16,992,524)                     (1,788,740)
------------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS

Proceeds from Member subscriptions                                                     2,526,500                      24,966,306

Member withdrawals                                                                   (28,832,362)                     (5,792,086)

Offering costs                                                                              (306)                        (38,513)

Manager withdrawals                                                                     (310,741)                       (319,157)

------------------------------------------------------------------------------------------------------------------------------------

INCREASE/(DECREASE) IN MEMBERS' CAPITAL DERIVED
          FROM CAPITAL TRANSACTIONS                                                  (26,616,909)                     18,816,550
------------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL
          AT BEGINNING OF PERIOD                                                     157,399,513                     140,371,703
------------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT END OF PERIOD                                                  $ 113,790,080                   $ 157,399,513
------------------------------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.  3

                                                 PW HEALTH SCIENCES FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)

--------------------------------------------------------------------------------

                                                                   JUNE 30, 2002

--------------------------------------------------------------------------------


1. ORGANIZATION

   PW Health Sciences Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on April 28, 2000. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to maximize capital appreciation over the long-term. The Fund pursues its investment objective by deploying its assets primarily among a select group of specialized portfolio managers that emphasize investments in the health sciences sector. Generally, such portfolio managers conduct their investment programs through unregistered investment funds (collectively, the "Investment Funds"), in which the Fund invests as a limited partner or Member along with other investors. Operations of the Fund commenced on August 1, 2000.

   The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged PW Fund Advisor, L.L.C. (the "Manager" or "PWFA"), a Delaware limited liability company and the Managing Member of the Fund, to provide investment advice regarding the selection of Investment Funds and the responsibility of the day-to-day management of the Fund.

   The Manager is an indirect wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Manager's capital account balance at June 30, 2002 and December 31, 2001 and 2000 was $1,089,881, $1,525,582, and $1,221,896, respectively.

   Initial and additional applications for interests by eligible investors may be accepted at such times as the Manager may determine. The Fund reserves the right to reject any application for interests in the Fund.

   The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Manager expects that, generally it will recommend to the Directors that the Fund offer to repurchase interests from members twice each year, near mid-year and year-end. The Fund's initial tender occurred on December 31, 2001. Members can only transfer or assign their membership interests (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the approval of the Directors, which may be withheld in their sole and absolute discretion.

                                                 PW HEALTH SCIENCES FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)

--------------------------------------------------------------------------------

                                                                   JUNE 30, 2002

--------------------------------------------------------------------------------


2. SIGNIFICANT ACCOUNTING POLICIES

   A. PORTFOLIO VALUATION

   Net asset value of the Fund will be determined by or at the direction of the Manager as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

   The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund's investments in Investment Funds are carried at fair value as determined by the Fund's pro-rata interest in the net assets of each Investment Fund. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers or pursuant to the Investment Funds' agreements. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements.

   Distributions received, whether in the form of cash or securities, are applied as a reduction of the investment's cost.

   B. INCOME RECOGNITION

   Interest income is recorded on the accrual basis. Realized gains and losses from Investment Fund transactions are calculated on the identified cost basis.

   C. FUND COSTS

   The Fund will bear all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Funds net asset value; costs of insurance; registration expenses; certain organization costs; due diligence, including travel and related expenses; expenses of meetings of Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors. Offering costs are charged to capital as incurred.

   D. INCOME TAXES

   No provision for the payment of Federal, state or local income taxes has been provided. Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

                                                 PW HEALTH SCIENCES FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)

--------------------------------------------------------------------------------

                                                                   JUNE 30, 2002

--------------------------------------------------------------------------------


2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   E. CASH AND CASH EQUIVALENTS

   Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

   F. USE OF ESTIMATES

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3. MANAGEMENT FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER

   PWFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services. In consideration for such services, the Fund will pay PWFA a monthly management fee (the "Fee") at an annual rate of 1% of the Fund's net assets, excluding assets attributable to the Manager's capital account. The Fee will be paid to PWFA out of Fund assets and debited against the Members' capital accounts, excluding the Manager. A portion of the Fee will be paid by PWFA to its affiliates.

   UBS PaineWebber Inc. ("UBS PWI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and will bear its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

   The increase (or decrease) in Members' capital derived from operations (net profit or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis. At the end of the twelve month period following the admission of a Member to the Fund, and generally at the end of each fiscal year thereafter, the Manager is entitled to an incentive allocation (the "Incentive Allocation") of 5% of the net profits, if any, that would have been credited to the Member's capital account for such period. The Incentive Allocation will be made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member. The Incentive Allocation for the six months ended June 30, 2002 and the year ended December 31, 2001 was $0 and $629,897, respectively, and has been recorded as an increase to the Manager's capital account.

                                                 PW HEALTH SCIENCES FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)

--------------------------------------------------------------------------------

                                                                   JUNE 30, 2002

--------------------------------------------------------------------------------


3. MANAGEMENT FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

   For Members which were not in the Fund for twelve months as of June 30, 2002, an Incentive Allocation period had not occurred and therefore no amount has been recorded for such Members.

   Each Director who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed related to Directors by the Fund for the six months ended June 30, 2002 were $10,250.

   PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian of the Fund's assets and provides custodial services for the Fund.

   PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Administrator and Accounting Agent to the Fund and in that capacity provides certain accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund will reimburse certain out of pocket expenses incurred by PFPC Inc.

4. SECURITIES TRANSACTIONS

   Aggregate purchases and sales of investment funds for the six months ended June 30, 2002 amounted to $23,000,000, and $10,000,000, respectively.

   At June 30, 2002, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At June 30, 2002, accumulated net unrealized depreciation on investments was $956,867, consisting of $13,526,551, gross unrealized appreciation and $14,483,418, gross unrealized depreciation.

5. INVESTMENTS

   As of June 30, 2002, the Fund had investments in Investment Funds, none of which were related parties. The Fund's investments are summarized below based on the investment objectives of the specific Investment Funds at June 30, 2002.

      Investment Objective               Cost               Fair Value
      --------------------               ----               ----------
        Long/Short Equity           $132,600,000           $131,643,133

                                                 PW HEALTH SCIENCES FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)

--------------------------------------------------------------------------------

                                                                   JUNE 30, 2002

--------------------------------------------------------------------------------


5. INVESTMENTS (CONTINUED)

   The following table lists the Fund's investments in Investment Funds as of June 30, 2002. The agreements related to investments in Investment Funds provide for compensation to the general partners/managers in the form of management fees of 1% (per annum) of net assets and performance incentive fees or allocations of 20% of net profits earned. The Investment Funds provide for periodic redemptions, with lock up provisions of up to one year from initial investment. Detailed information about the Investment Funds' portfolios is not available.

                                                               UNREALIZED
                                                               GAIN/(LOSS)                              % OF
                                                                  FROM                                 FUND'S
   INVESTMENT FUND:                           COST             INVESTMENTS         FAIR VALUE          CAPITAL      LIQUIDITY

   Anvers Healthcare Investors, L.P.      $  5,000,000       $   (101,894)       $   4,943,864             4.34%    Quarterly
   Argus Healthcare Partners, L.P.          25,000,000         (1,475,275)          24,259,925            21.32%    Semi-Annually
   Caduceus Capital II, L.P.                18,000,000         (5,974,508)          14,197,802            12.48%    Quarterly
   Galleon Healthcare Partners L.P.          3,800,000           (290,121)           5,087,873             4.47%    Semi-Annually
   Itros II QP, L.P.                         4,000,000             121,608           4,121,608             3.62%    Quarterly
   Merlin Biomed, L.P.                      17,000,000         (7,136,920)           9,268,780             8.15%    Annually
   Merlin Biomed II, L.P.                    4,000,000         (2,129,076)           2,923,024             2.57%    Annually
   North River Partners, L.P.               14,000,000           1,376,777          20,251,136            17.80%    Semi-Annually
   Pequot Healthcare Fund, L.P.             17,800,000           1,504,826          23,551,770            20.70%    Quarterly
   RX Healthcare Partners II, L.P.           5,000,000             114,164           5,114,164             4.49%    Quarterly
   Ursus Capital, L.P.                      11,000,000         (2,081,728)           9,942,207             8.74%    Semi-Annually
   Welch Life Sciences Fund, L.P.            8,000,000            (19,020)           7,980,980             7.01%    Quarterly
                                          ------------       ------------        -------------          -------

   TOTAL                                  $132,600,000       $(16,091,167)       $ 131,643,133           115.69%

   OTHER ASSETS, LESS LIABILITIES                                                 (17,853,053)          (15.69)%
                                                                                 -------------          -------

   MEMBERS' CAPITAL                                                              $ 113,790,080           100.00%


6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

   In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and equity swaps. The Fund's risk of loss in these Investment Funds is limited to the value of these investments as reported by the Fund.

                                                 PW HEALTH SCIENCES FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)

--------------------------------------------------------------------------------

                                                                   JUNE 30, 2002

--------------------------------------------------------------------------------


7. FINANCIAL HIGHLIGHTS

   The following represents the ratios to average net assets and other supplemental information for the periods indicated:


                                                                                                                  PERIOD FROM
                                                                                                                 AUGUST 1, 2000
                                                             SIX MONTHS ENDED                                   (COMMENCEMENT OF
                                                               JUNE 30, 2002             YEAR ENDED           OPERATIONS) THROUGH
                                                               (UNAUDITED)            DECEMBER 31, 2001        DECEMBER 31, 2000
                                                               -----------            -----------------        -----------------
   Ratio of net investment loss to average net assets            (1.20)%*                 (0.91)%                  (1.77)%*
   Ratio of total expenses to average net assets                   1.29%*                   1.20%                    1.82%*
   Portfolio turnover rate                                         7.35%                   29.01%                      --
   Total return                                                 (10.71)%**                (1.56)%**                 20.61%**
   Net asset value at end of period                           $113,790,080             $157,399,513             $140,371,703

   *  Annualized.
   ** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after Incentive Allocation to the Manager, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.

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